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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2012

Check here if Amendment [_]; Amendment Number:
                                                -----------------

   This Amendment (Check only one):   [_] is a restatement
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

OMT Capital Management LLC
One Montgomery Street, Suite 3300
San Francisco, CA 94104

Form 13F File Number: 028-14338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Richard Duff
President
415.296.8100

Signature, Place and Date of Signing:

      /s/ Richard Duff            San Francisco, CA        08/13/2012
-----------------------------    --------------------    --------------
         [Signature]                [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:            30

Form 13F Information Table Value Total (x$1000):   214,450
                                                   (thousands)

List of Other Included Managers:                   Hatteras Alternative Mutual
                                                   Funds Trust

                               (See attachment)

Column 1                  Column 2 Column 3  Column 4             Column 5       Column 6  Column 7 Column 8
--------                  -------- --------- --------        ------------------ ---------- -------- ---------
                                                                                                    Voting
                          Title of            Value          Shares or Sh/ Put/ Investment Other    Authority
Name of Issuer            Class    CUSIP      (x$1000)       Prn Amt   Prn Call Discretion Managers Sole      Shared  None
ABIOMED INC                 Common 003654100   7,730           338,560  SH            Sole            338,560
                                               1,690            74,260  SH           Other                     74,260
AFFYMETRIX INC              Common 00826T108   5,590         1,190,930  SH            Sole          1,190,930
                                               1,240           265,370  SH           Other                    265,370
AIR TRANS SVCS GROUP INC    Common 00922R105   3,080           591,350  SH            Sole            591,350
                                                 640           123,410  SH           Other                    123,410
ALIGN TECHNOLOGY INC        Common 016255101   6,250           186,800  SH            Sole            186,800
                                               1,380            41,320  SH           Other                     41,320
ALLIANCE DATA SYSTEMS       Common 018581108  10,370            76,810  SH            Sole             76,810
                                               2,300            17,060  SH           Other                     17,060
ARRIS GROUP INC             Common 04269Q100   7,270           522,680  SH            Sole            522,680
                                               1,630           116,970  SH           Other                    116,970
ATLAS AIR WORLDWIDE HLDG    Common 049164205   3,130            71,930  SH            Sole             71,930
                                                 690            15,900  SH           Other                     15,900
BROADRIDGE FINL SOLUTION    Common 11133T103   3,580           168,152  SH            Sole            168,152
                                                 800            37,490  SH           Other                     37,490
BROCADE COMMUNS SYS NEW     Common 111621306   7,050         1,430,680  SH            Sole          1,430,680
                                               1,560           316,750  SH           Other                    316,750
CARDTRONICS INC             Common 14161H108   6,950           230,150  SH            Sole            230,150
                                               1,560            51,740  SH           Other                     51,740
CARTERS INC                 Common 146229109   6,170           117,300  SH            Sole            117,300
                                               1,360            25,890  SH           Other                     25,890
CHICOS FAS INC              Common 168615102   5,460           368,210  SH            Sole            368,210
                                               1,170            78,600  SH           Other                     78,600
ESCO TECHNOLOGIES INC       Common 296315104   3,070            84,380  SH            Sole             84,380
                                                 570            15,610  SH           Other                     15,610
FINANCIAL ENGINES INC       Common 317485100   7,040           328,360  SH            Sole            328,360
                                               1,580            73,550  SH           Other                     73,550
GRACO INCORPORATED          Common 384109104   6,060           131,590  SH            Sole            131,590
                                               1,370            29,640  SH           Other                     29,640
HOLOGIC INC                 Common 436440101   7,160           396,890  SH            Sole            396,890
                                               1,590            88,320  SH           Other                     88,320
INFORMATICA CORP            Common 45666Q102   4,120            97,360  SH            Sole             97,360
                                                 880            20,760  SH           Other                     20,760
INTL RECTIFIER CORP         Common 460254105   6,880           344,210  SH            Sole            344,210
                                               1,530            76,490  SH           Other                     76,490

Column 1                  Column 2 Column 3  Column 4             Column 5       Column 6  Column 7 Column 8
--------                  -------- --------- --------        ------------------ ---------- -------- ---------
                                                                                                    Voting
                          Title of            Value          Shares or Sh/ Put/ Investment Other    Authority
Name of Issuer            Class    CUSIP      (x$1000)       Prn Amt   Prn Call Discretion Managers Sole      Shared  None
ITC HOLDINGS CORP           Common 465685105   1,890            27,390  SH            Sole             27,390
                                                 420             6,040  SH           Other                      6,040
K V H INDUSTRIES INC        Common 482738101   3,510           280,410  SH            Sole            280,410
                                                 750            60,150  SH           Other                     60,150
LANDSTAR SYSTEM INC         Common 515098101   4,760            92,130  SH            Sole             92,130
                                               1,050            20,380  SH           Other                     20,380
MASTEC INC                  Common 576323109   6,340           421,260  SH            Sole            421,260
                                               1,420            94,110  SH           Other                     94,110
NATIONAL CINEMEDIA INC      Common 635309107   7,000           461,210  SH            Sole            461,210
                                               1,570           103,510  SH           Other                    103,510
NEWPORT CORP                Common 651824104   6,620           551,120  SH            Sole            551,120
                                               1,470           122,570  SH           Other                    122,570
PLANTRONICS INC             Common 727493108   6,400           191,590  SH            Sole            191,590
                                               1,400            42,050  SH           Other                     42,050
ROVI CORPORATION            Common 779376102   4,230           215,600  SH            Sole            215,600
                                                 940            47,920  SH           Other                     47,920
SCIENTIFIC GAMES CP CL A
 CLASS A                    Common 80874P109   6,260           731,970  SH            Sole            731,970
                                               1,410           164,380  SH           Other                    164,380
SHUTTERFLY INC              Common 82568P304   6,150           200,430  SH            Sole            200,430
                                               1,370            44,710  SH           Other                     44,710
THE JONES GROUP INC         Common 48020T101   4,260           445,560  SH            Sole            445,560
                                                 940            98,010  SH           Other                     98,010
WORLD FUEL SERVICES CORP    Common 981475106  11,280           296,732  SH            Sole            296,732
                                               2,510            66,100  SH           Other                     66,100